Segment reporting (Details) - Schedule of total non-current assets of both reportable segments - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment reporting (Details) - Schedule of total non-current assets of both reportable segments [Line Items]
Total non-current assets	€ 34,192	€ 24,072	€ 20,003
Eliminations [Member]
Segment reporting (Details) - Schedule of total non-current assets of both reportable segments [Line Items]
Total non-current assets	(6,745)
Europe [Member]
Segment reporting (Details) - Schedule of total non-current assets of both reportable segments [Line Items]
Total non-current assets	40,811	24,072	20,003
North America [Member]
Segment reporting (Details) - Schedule of total non-current assets of both reportable segments [Line Items]
Total non-current assets	€ 126